VARIABLE LIFE AND ANNUITY CONTRACTS	12 Months Ended
Dec. 31, 2011
VARIABLE LIFE AND ANNUITY CONTRACTS
VARIABLE LIFE AND ANNUITY CONTRACTS

14. VARIABLE LIFE AND ANNUITY CONTRACTS

    AIG reports variable contracts through separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities), and the separate account qualifies for separate account treatment. AIG also reports variable annuity and life contracts through separate accounts, or general accounts when not qualified for separate account reporting, when AIG contractually guarantees to the contract holder (variable contracts with guarantees) either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, annuitization, or, in other instances, at specified dates during the accumulation period. Such benefits are referred to as guaranteed minimum death benefits (GMDB), guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum account value benefits (GMAV). For AIG, GMDB is the most widely offered benefit.

    The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate account assets with an equivalent summary total reported as separate account liabilities when the separate account qualifies for separate account treatment. Assets for separate accounts that do not qualify for separate account treatment are reported as trading account assets, and liabilities are included in the respective policyholder liability account of the general account. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in Policyholder benefits and claims incurred in the Consolidated Statement of Operations. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Operations for those accounts that qualify for separate account treatment. Net investment income and gains and losses on trading accounts for contracts that do not qualify for separate account treatment are reported in Net investment income and are principally offset by amounts reported in Policyholder benefits and claims incurred.

The following table presents details concerning AIG's GMDB exposures:

At December 31,	2011		2010
(dollars in billions)	Net Deposits Plus a Minimum Return	Highest Contract Value Attained	Net Deposits Plus a Minimum Return	Highest Contract Value Attained

Account value(a)	$57	$12	$55	$13
Amount at risk(b)	3	2	3	1
Average attained age of contract holders by product	58 - 72 years	67 - 74 years	58 - 70 years	70 - 73 years

Range of guaranteed minimum return rates	3 - 10%		3 - 10%

(a)
Included in Policyholder contract deposits in the Consolidated Balance Sheet.

(b)
Represents the amount of death benefit currently in excess of Account value.

The following summarizes GMDB and GMIB liabilities for guarantees on variable contracts reflected in the general account:

Years Ended December 31, (in millions)	2011	2010

Balance, beginning of year	$412	$469
Reserve increase	120	31
Benefits paid	(87)	(88)

Balance, end of year	$445	$412

    The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. AIG regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    The following assumptions and methodology were used to determine the GMDB liability at December 31, 2011:

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  Data used was up to 1,000 stochastically generated investment performance scenarios.

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  Mean investment performance assumptions ranged from three percent to approximately ten percent depending on the block of business.

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  Volatility assumption was 16 percent.

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  Mortality was assumed at between 50 percent and 88 percent based on various life and annuity mortality tables adjusted for recent experience.

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  Lapse rates vary by contract type and duration and ranged from zero percent to 40 percent.

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  The discount rate ranged from 3.75 percent to 10 percent and is based on the growth rate assumption for the underlying contracts in effect at the time of policy issuance.

    In addition to GMDB, AIG's contracts currently include to a lesser extent GMIB. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. AIG periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    AIG contracts currently include GMAV and GMWB benefits. GMAV and GMWB features are considered to be embedded derivatives are recognized at fair value through earnings. AIG enters into derivative contracts to economically hedge a portion of the exposure that arises from GMAV and GMWB. At December 31, 2011, AIG had $14.7 billion of account values and $1.9 billion of net amount at risk that were attributable to variable annuities with GMAV and GMWB benefits. See Note 6 herein for additional fair value disclosures.